Income Taxes	12 Months Ended
Oct. 31, 2022
Income Taxes
Income Taxes
NOTE 25:  INCOME TAXES
The provision for (recovery of) income taxes is comprised of the following:

Provision for (Recovery of) Income Taxes
(millions of Canadian dollars)	For the years ended October 31
	2022	2021

Provision for (recovery of) income taxes – Consolidated Statement of Income
Current income taxes
Provision for (recovery of) income taxes for the current period	$3,793	$3,370
Adjustments in respect of prior years and other	(309)	(7)

Total current income taxes	3,484	3,363
Deferred income taxes
Provision for (recovery of) deferred income taxes related to the origination and reversal of temporary differences	213	332
Effect of changes in tax rates	43	2
Adjustments in respect of prior years and other	246	(76)

Total deferred income taxes	502	258

Total provision for (recovery of) income taxes – Consolidated Statement of Income	3,986	3,621
Provision for (recovery of) income taxes – Statement of Other Comprehensive Income
Current income taxes	(3,189)	916
Deferred income taxes	(423)	(99)

Total provision for (recovery of) income taxes – Statement of Other Comprehensive Income	(3,612)	817
Income taxes – other non-income related items including business combinations and other adjustments
Current income taxes	31	(13)
Deferred income taxes	(15)	(20)

	16	(33)
Total provision for (recovery of) income taxes	390	4,405
Current income taxes
Federal	(129)	2,226
Provincial	(36)	1,548
Foreign	491	492

	326	4,266
Deferred income taxes
Federal	395	232
Provincial	263	160
Foreign	(594)	(253)

	64	139
Total provision for (recovery of) income taxes	$390	$4,405
The Bank’s statutory and effective tax rate is outlined in the following table.

Reconciliation to Statutory Income Tax Rate
(millions of Canadian dollars, except as noted)	2022		2021
Income taxes at Canadian statutory income tax rate	$5,363	26.3%	$4,498	26.3%
Increase (decrease) resulting from:
Dividends received	(123)	(0.6)	(120)	(0.7)
Rate differentials on international operations	(1,117)	(5.5)	(787)	(4.6)
Other – net	(137)	(0.7)	30	0.1
Provision for income taxes and effective income tax rate	$3,986	19.5%	$3,621	21.1%
The Canada Revenue Agency (CRA), Revenu Québec Agency (RQA) and Alberta Tax and Revenue Administration (ATRA) are denying certain dividend and interest deductions claimed by the Bank. During the year ended October 31, 2022, the CRA reassessed the Bank for $614 million of additional income tax and interest in respect of its 2016 and 2017 taxation years, and the ATRA reassessed the Bank for $20 million of additional income tax and interest in respect of its 2016 taxation year. As at October 31, 2022, the CRA has reassessed the Bank for
$1,646
million of income tax and interest for the years 2011 to 2017, the RQA has reassessed the Bank for
$34
million for the years 2011 to 2015, and the ATRA has reassessed the Bank for
$54 million for the years 2011 to 2016. In total, the Bank has been reassessed for $1,734 million of income tax and interest. The Bank expects to continue to be reassessed for open years. The Bank is of the view that its tax filing positions were appropriate and intends to challenge all reassessments.
Proposed

Tax Measures in the Canadian Federal Budget

The Canadian Federal budget presented on April 7, 2022, proposed to introduce a one-time tax on bank and life insurer groups, referred to as the Canada Recovery Dividend (CRD), and an additional permanent tax. On November 22, 2022, the legislation to implement the CRD and the additional permanent tax completed second reading in the House of
Commons.
The
legislation proposes the CRD to be
a 15% tax on an average of 2020 and 2021 taxable income above $1 billion, paid in equal instalments over five years.
 The additional permanent tax is propos
e
d to
be
 1.5% of taxable income above $100
million. It would be prorated for the first taxation year that ends after April 7, 2022, and will result in revaluation adjustments to the deferred tax assets and liabilities.
These taxes, if enacted as proposed, will result in higher amounts of taxes payable in each of the impacted years. The Bank is continuing to monitor the status of the legislation and will recognize the impact of the legislation when it is substantively enacted.
Deferred tax assets and liabilities comprise of the following:

Deferred Tax Assets and Liabilities
(millions of Canadian dollars)	As at
	October 31 2022	October 31 2021

Deferred tax assets
Allowance for credit losses	$1,339	$1,371
Trading loans	28	35
Employee benefits	757	863
Losses available for carry forward	62	69
Tax credits	41	35
Land, buildings, equipment, and other depreciable assets	280	146
Intangibles	–	182

Other	257	230

Total deferred tax assets	2,764	2,931
Deferred tax liabilities
Securities	195	657
Pensions	184	75
Deferred (income) expense	227	48
Intangibles	47	–

Goodwill	154	130

Total deferred tax liabilities	807	910

Net deferred tax assets	1,957	2,021
Reflected on the Consolidated Balance Sheet as follows:
Deferred tax assets	2,193	2,265

Deferred tax liabilities 1	236	244
Net deferred tax assets	$1,957	$2,021

1	Included in Other liabilities on the Consolidated Balance Sheet.
The amount of temporary differences, unused tax losses, and unused tax credits for which no deferred tax asset is recognized on the Consolidated Balance Sheet was $594 million as at October 31, 2022 (October 31, 2021 – $668 million), of which $9 million (October 31, 2021 – $25 million) is scheduled to expire within five years.
Certain taxable temporary differences associated with the Bank’s investments in subsidiaries, branches and associates, and interests in joint ventures did not result in the recognition of deferred tax liabilities as at October 31, 2022. The total amount of these temporary differences was $98 billion as at October 31, 2022 (October 31, 2021 – $80 billion).
The movement in the n
e
t deferred tax asset for the years ended October 31, 2022 and October 31, 2021, was as follows:

Deferred Income Tax Expense (Recovery)
(millions of Canadian dollars)					For the years ended October 31
	2022				2021
	Consolidated statement of income	Other comprehensive income	Business combinations and other	Total	Consolidated statement of income	Other comprehensive income	Business combinations and other	Total

Deferred income tax expense (recovery)
Allowance for credit losses	$32	$–	$–	$32	$335	$–	$–	$335
Trading loans	7	–	–	7	9	–	–	9
Employee benefits	55	51	–	106	(46)	17	–	(29)
Losses available for carry forward	7	–	–	7	27	–	–	27
Tax credits	(6)	–	–	(6)	98	–	–	98
Land, buildings, equipment, and other depreciable assets	(134)	–	–	(134)	(35)	–	–	(35)
Other deferred tax assets	(12)	–	(15)	(27)	25	–	(20)	5
Securities	251	(713)	–	(462)	(14)	(733)	–	(747)
Pensions	(130)	239	–	109	(26)	617	–	591
Deferred (income) expense	179	–	–	179	(25)	–	–	(25)
Intangibles	229	–	–	229	(95)	–	–	(95)

Goodwill	24	–	–	24	5	–	–	5
Total deferred income tax expense (recovery)	$502	$(423)	$(15)	$64	$258	$(99)	$(20)	$139